Unit Purchase Options (Tables) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
Oct. 31, 2018
Reserve Quantities [Line Items]
Schedule of grant date based on the Black-Scholes pricing model

Expected dividend yield	Nil	%
Risk-free interest rate	1.710%
Expected life	5.5 months
Expected volatility	99	%*

Schedule of finance charge expense and was estimated

Expected dividend yield	Nil	%
Risk-free interest rate	1.710%
Expected life	2.0 months
Expected volatility	100	%*